ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Doubtful Accounts
Analysis of allowances for doubtful accounts is as follows:

	Year ended December 31,
	2015	2016	2017
Beginning of the year	$3,189,110	$1,087,465	$10,163
Reversal during the year	(2,026,567)	(1,053,041)	(2,750)
Foreign exchange effect	(75,078)	(24,261)	580
Closing balance	$1,087,465	$10,163	$7,993